Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2060 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2060 Fund - Class K
Bar Chart Table:
Annual Return 2019	26.54%
Annual Return 2020	17.86%
Annual Return 2021	16.32%
Annual Return 2022	(18.95%)